Gains and Losses Recorded in Consolidated Statement of Income Related to Client Related and Trading Derivative Financial Instruments (Detail) (Client Related and Trading, USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
AMOUNT OF DERIVATIVE GAIN/(LOSS)RECOGNIZED IN INCOME	$ 330.4	$ 391.5
Foreign Exchange Contracts | Foreign Exchange Trading Income
Derivative Instruments, Gain (Loss) [Line Items]
AMOUNT OF DERIVATIVE GAIN/(LOSS)RECOGNIZED IN INCOME	324.5	382.2
Interest Rate Swap Contracts | Security Commissions and Trading Income
Derivative Instruments, Gain (Loss) [Line Items]
AMOUNT OF DERIVATIVE GAIN/(LOSS)RECOGNIZED IN INCOME	$ 5.9	$ 9.3